Consolidated Statements of Comprehensive (Loss) Income shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares
Expenses:
Amortization	$ 55		$ 48		$ 48
Corporate Development	0		63	$ 63	31	$ 31
Employee And Director Remuneration	591		559		462
General And Administrative	295		228	228	175	175
Shareholder Relations	446		514		116
Share-based Payments	974	$ 974	170		120	120
Operating Loss	(2,361)		(1,582)		(952)
Interest And Other Income	7		11		35
Change In Fair Value Of Marketable Securities	384		760		(131)
Flow Through Financing Costs	0		(8)		0
Interest And Finance Charges	(33)		(39)		(44)
Foreign Exchange (loss) Gain	(29)		17		41
Write-off Of Mineral Property Interest	0		(1,127)		0
Mineral Property Option Income	(753)		(251)		(5)
Net Loss Before Income Tax	(2,038)		(1,717)		(1,046)
Income Tax Recovery		(206)		(9)		$ (3)
Net Loss For The Year	(1,832)	$ (1,832)	(1,708)	$ (1,708)	(1,043)
Item That Will Or May Be Reclassified To Profit Or Loss:
Foreign Currency Translation Adjustment	(5)		453		756
Comprehensive Loss For The Year	$ (1,837)		$ (1,255)		$ (287)
Basic And Diluted Loss Per Share | $ / shares	$ (0.03)		$ (0.03)		$ (0.02)
Weighted Average Number Of Common Shares Outstanding | shares	72,717,550	72,717,550	52,298,078	52,298,078	45,775,307	45,775,307